28. Financial instruments and risk management (Details 6) - Foreign Exchange Rate Risk [Member] - Foreign Currency Derivatives [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$) Exchange_rate
Dollar Depreciation (-50%) [Member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate | Exchange_rate	1.9374
Total exposure | R$	R$ 2,725,589
Dollar Depreciation (-25%) [Member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate | Exchange_rate	2.9061
Total exposure | R$	R$ 1,362,794
Dollar Appreciation (+25%) [Member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate | Exchange_rate	4.8435
Total exposure | R$	R$ (1,362,794)
Dollar Appreciation (+50%) [Member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate | Exchange_rate	5.8122
Total exposure | R$	R$ (2,725,589)